Off-Balance Sheet Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 73,631	$ 73,999
Unfunded availability under loan commitments [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	19,704	23,070
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	48,641	45,269
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 5,286	$ 5,660